NOTICE OF DISTRIBUTION OF UNDERLYING FUND ANNUAL REPORTS

TO:	U. S. Securities and Exchange Commission
FROM:	Nationwide Life Insurance Company (“Nationwide”)
DATE:	April 14, 2021
RE:	Nationwide Variable Account-12 (“Registrant”)
File No. 811-21099

Nationwide hereby submits, pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940, that the annual reports for the following underlying mutual funds for the period ended December 31, 2020, have been distributed to contract owners.

Some of the underlying mutual funds included in each Fund Company’s annual report filings may not be available under every contract offered by the Registrant. Nationwide understands that the Fund Companies have filed (or will file) these reports with the Commission. To the extent necessary, these filings are incorporated by reference.

Fund	CIK
Ivy Variable Insurance Portfolios - Asset Strategy: Class II	0000810016
Ivy Variable Insurance Portfolios - Balanced: Class II	0000810016
Ivy Variable Insurance Portfolios - Core Equity: Class II	0000810016
Ivy Variable Insurance Portfolios - Corporate Bond: Class II	0000810016
Ivy Variable Insurance Portfolios - Energy: Class II	0000810016
Ivy Variable Insurance Portfolios - Global Bond: Class II	0000810016
Ivy Variable Insurance Portfolios - Global Equity Income: Class II	0000810016
Ivy Variable Insurance Portfolios - Global Growth: Class II	0000810016
Ivy Variable Insurance Portfolios - Government Money Market: Class II	0000810016
Ivy Variable Insurance Portfolios - Growth: Class II	0000810016
Ivy Variable Insurance Portfolios - High Income: Class II	0000810016
Ivy Variable Insurance Portfolios - International Core Equity: Class II	0000810016
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II	0000810016
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II	0000810016
Ivy Variable Insurance Portfolios - Natural Resources: Class II	0000810016
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II	0000810016
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II	0000810016
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II	0000810016
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II	0000810016
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II	0000810016
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II	0000810016
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II	0000810016
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II	0000810016
Ivy Variable Insurance Portfolios - Science and Technology: Class II	0000810016
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II	0000810016
Ivy Variable Insurance Portfolios - Small Cap Core: Class II	0000810016
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II	0000810016
Ivy Variable Insurance Portfolios - Value: Class II	0000810016
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II	0000353905

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II	0000353905

Questions or comments regarding this filing can be directed to Nationwide Financial - Office of Compliance at is nfscomp@nationwide.com.

Thank you.